Other Income (Tables)	12 Months Ended
Mar. 31, 2025
Other Income [Abstract]
Schedule of Other Income
	March 31, 2023	March 31, 2024	March 31, 2025
	US$	US$	US$
Interest income from loans to related parties (Note 19)	13,883	165,368	370,705
Sundry income	35,675	34,782	74,618
Gain/(Loss) on foreign exchange, net	3,862	19,159	(9,273)
	53,420	219,309	436,050